Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.7%
	Aerospace & Defense — 0.2%
5,501	Vectrus, Inc.(a)	$281,981
	Air Freight & Logistics — 0.4%
5,615	XPO Logistics, Inc.(a)	447,516
	Airlines — 2.3%
6,565	Alaska Air Group, Inc.	444,779
5,301	Copa Holdings SA, Class A	572,932
19,536	Hawaiian Holdings, Inc.	572,209
23,337	JetBlue Airways Corp.(a)	436,869
12,628	SkyWest, Inc.	816,148
		2,842,937
	Banks — 10.6%
38,443	Bancorp, Inc. (The)(a)	498,606
18,431	Bank OZK	562,238
12,873	Bryn Mawr Bank Corp.	530,883
11,267	Camden National Corp.	518,958
9,579	CIT Group, Inc.	437,090
22,665	ConnectOne Bancorp, Inc.	582,944
21,170	Customers Bancorp, Inc.(a)	504,058
87,866	First BanCorp/Puerto Rico	930,501
10,809	First Financial Corp./IN	494,187
26,734	First Horizon National Corp.	442,715
30,975	First Midwest Bancorp, Inc./IL	714,284
9,425	Great Southern Bancorp, Inc.	596,791
29,018	Hilltop Holdings, Inc.	723,419
30,691	Lakeland Bancorp, Inc.	533,410
17,078	Midland States Bancorp, Inc.	494,579
12,627	Popular, Inc.	741,836
9,163	Preferred Bank/Los Angeles CA	550,605
12,542	QCR Holdings, Inc.	550,092
15,799	Sandy Spring Bancorp, Inc.	598,466
6,911	Simmons First National Corp., Class A	185,146
21,942	Sterling Bancorp/DE	462,537
11,269	Synovus Financial Corp.	441,745
8,888	Western Alliance Bancorp	506,616
8,351	Zions Bancorp NA	433,584
		13,035,290
	Beverages — 0.4%
1,547	Coca-Cola Consolidated, Inc.	439,425
	Building Products — 2.1%
4,647	American Woodmark Corp.(a)	485,658
26,696	Builders FirstSource, Inc.(a)	678,345
6,030	Masonite International Corp.(a)	435,426
25,578	Quanex Building Products Corp.	436,872
10,851	Universal Forest Products, Inc.	517,593
		2,553,894
	Capital Markets — 0.8%
15,962	Stifel Financial Corp.	968,095
	Chemicals — 0.5%
18,392	Huntsman Corp.	444,351
2,012	Minerals Technologies, Inc.	115,952
		560,303
	Commercial Services & Supplies — 0.9%
51,954	ADT, Inc.	411,995
13,494	Deluxe Corp.	673,620
		1,085,615

Shares		Fair Value
COMMON STOCKS — (continued)
	Communications Equipment — 0.4%
11,698	EchoStar Corp., Class A(a)	$506,640
	Construction & Engineering — 1.6%
15,578	Arcosa, Inc.	694,000
58,255	Great Lakes Dredge & Dock Corp.(a)	660,029
9,179	MasTec, Inc.(a)	588,925
		1,942,954
	Construction Materials — 0.4%
4,729	Eagle Materials, Inc.	428,731
	Consumer Finance — 2.6%
16,176	Encore Capital Group, Inc.(a)	571,983
34,418	Navient Corp.	470,838
15,038	OneMain Holdings, Inc.	633,852
14,817	Regional Management Corp.(a)	444,955
29,977	Santander Consumer USA Holdings, Inc.	700,562
35,902	SLM Corp.	319,887
		3,142,077
	Containers & Packaging — 0.7%
21,847	Ardagh Group SA	427,764
14,168	Silgan Holdings, Inc.	440,341
		868,105
	Diversified Financial Services — 0.4%
8,006	Voya Financial, Inc.	488,206
	Electric Utilities — 2.3%
4,026	IDACORP, Inc.	429,977
13,080	OGE Energy Corp.	581,668
37,179	PG&E Corp.(a)	404,136
1,120	Pinnacle West Capital Corp.	100,722
23,870	Portland General Electric Co.	1,331,707
		2,848,210
	Electrical Equipment — 0.6%
18,348	Atkore International Group, Inc.(a)	742,360
	Electronic Equipment, Instruments & Components — 2.5%
16,923	Benchmark Electronics, Inc.	581,474
9,665	Insight Enterprises, Inc.(a)	679,353
9,905	Jabil, Inc.	409,374
19,624	Sanmina Corp.(a)	671,926
46,092	TTM Technologies, Inc.(a)	693,685
		3,035,812
	Energy Equipment & Services — 0.2%
16,785	Oil States International, Inc.(a)	273,763
	Equity Real Estate Investment Trusts (REITS) — 9.6%
27,389	Apple Hospitality REIT, Inc.	445,071
29,649	Brixmor Property Group, Inc.	640,715
13,284	Chatham Lodging Trust	243,629
11,540	CorEnergy Infrastructure Trust, Inc.	515,953
67,097	DiamondRock Hospitality Co.	743,435
12,915	Equity Commonwealth	423,999
25,519	Essential Properties Realty Trust, Inc.	633,126
10,331	Gaming and Leisure Properties, Inc.	444,750
29,814	Industrial Logistics Properties Trust	668,430
1,639	Life Storage, Inc.	177,471
41,393	Medical Properties Trust, Inc.	873,806

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
19,474	Office Properties Income Trust	$625,894
18,384	Park Hotels & Resorts, Inc.	475,594
4,561	Ryman Hospitality Properties, Inc.	395,256
43,616	Sabra Health Care REIT, Inc.	930,765
18,189	Service Properties Trust	442,538
5,148	SL Green Realty Corp.	472,998
8,899	Spirit Realty Capital, Inc.	437,653
47,730	Summit Hotel Properties, Inc.	588,988
26,080	Tanger Factory Outlet Centers, Inc.	384,158
20,345	VICI Properties, Inc.	519,815
34,224	Xenia Hotels & Resorts, Inc.	739,581
		11,823,625
	Food & Staples Retailing — 1.6%
2,411	Casey’s General Stores, Inc.	383,325
15,886	Ingles Markets, Inc., Class A	754,744
9,533	SpartanNash Co.	135,750
21,520	Sprouts Farmers Market, Inc.(a)	416,412
37,770	United Natural Foods, Inc.(a)	330,865
		2,021,096
	Food Products — 0.4%
5,080	John B Sanfilippo & Son, Inc.	463,702
	Gas Utilities — 0.4%
9,261	National Fuel Gas Co.	431,007
	Health Care Equipment & Supplies — 0.2%
12,210	Lantheus Holdings, Inc.(a)	250,427
	Health Care Providers & Services — 2.4%
6,731	DaVita, Inc.(a)	505,027
7,002	Magellan Health, Inc.(a)	547,907
12,531	Premier, Inc., Class A(a)	474,674
26,224	Select Medical Holdings Corp.(a)	612,068
20,281	Tenet Healthcare Corp.(a)	771,286
		2,910,962
	Hotels, Restaurants & Leisure — 0.5%
42,314	Everi Holdings, Inc.(a)	568,277
	Household Durables — 2.5%
32,296	Beazer Homes USA, Inc.(a)	456,342
12,633	Meritage Homes Corp.(a)	772,003
13,945	PulteGroup, Inc.	541,066
28,984	Taylor Morrison Home Corp.(a)	633,590
46,748	TRI Pointe Group, Inc.(a)	728,334
		3,131,335
	Independent Power and Renewable Electricity Producers — 1.1%
45,473	AES Corp./VA	904,913
10,866	NRG Energy, Inc.	431,924
		1,336,837
	Insurance — 4.6%
13,296	Assured Guaranty, Ltd.	651,770
8,031	Athene Holding, Ltd., Class A(a)	377,698
40,652	CNO Financial Group, Inc.	737,021
13,638	Employers Holdings, Inc.	569,387
7,003	First American Financial Corp.	408,415
174,155	Genworth Financial, Inc., Class A(a)	766,282
22,476	National General Holdings Corp.	496,720

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
20,860	Old Republic International Corp.	$466,638
4,990	Reinsurance Group of America, Inc.	813,669
14,377	Unum Group	419,233
		5,706,833
	Interactive Media & Services — 0.5%
124,445	Meet Group, Inc. (The)(a)	623,469
	Internet & Direct Marketing Retail — 0.2%
12,129	PetMed Express, Inc.	285,274
	IT Services — 1.6%
415	CACI International, Inc., Class A(a)	103,746
15,474	Cardtronics PLC, Class A(a)	690,914
24,334	International Money Express, Inc.(a)	292,981
32,055	Perspecta, Inc.	847,534
		1,935,175
	Life Sciences Tools & Services — 0.5%
6,812	Medpace Holdings, Inc.(a)	572,617
	Machinery — 0.3%
27,390	Wabash National Corp.	402,359
	Marine — 0.6%
28,362	Costamare, Inc.	270,290
79,254	Scorpio Bulkers, Inc.	504,848
		775,138
	Media — 1.1%
12,480	DISH Network Corp., Class A(a)	442,666
65,298	National CineMedia, Inc.	476,022
12,655	Sinclair Broadcast Group, Inc., Class A	421,918
		1,340,606
	Metals & Mining — 2.4%
13,053	Haynes International, Inc.	467,036
4,599	Kaiser Aluminum Corp.	509,983
4,901	Reliance Steel & Aluminum Co.	586,944
20,071	Schnitzer Steel Industries, Inc., Class A	435,139
12,330	Steel Dynamics, Inc.	419,713
25,357	Warrior Met Coal, Inc.	535,793
		2,954,608
	Mortgage Real Estate Investment Trusts (REITS) — 5.1%
31,476	AG Mortgage Investment Trust, Inc.	485,360
116,612	Anworth Mortgage Asset Corp.	410,474
32,265	Arbor Realty Trust, Inc.	463,003
31,653	Ares Commercial Real Estate Corp.	501,384
26,606	Chimera Investment Corp.	547,019
27,338	Ellington Financial, Inc.	501,106
39,551	Exantas Capital Corp.	467,097
29,108	Great Ajax Corp.	431,089
42,442	Invesco Mortgage Capital, Inc.	706,659
32,108	PennyMac Mortgage Investment Trust	715,687
26,920	TPG RE Finance Trust, Inc.	545,668
48,090	Western Asset Mortgage Capital Corp.	496,770
		6,271,316
	Multiline Retail — 0.4%
7,486	Dillard’s, Inc., Class A	550,071
	Multi-Utilities — 1.9%
16,639	Avista Corp.	800,170

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Multi-Utilities — (continued)
15,045	MDU Resources Group, Inc.	$446,987
15,697	NorthWestern Corp.	1,125,004
		2,372,161
	Oil, Gas & Consumable Fuels — 5.3%
8,228	Arch Coal, Inc., Class A	590,277
11,689	CVR Energy, Inc.	472,586
21,604	Delek U.S. Holdings, Inc.	724,382
78,720	DHT Holdings, Inc.	651,802
32,908	Dorian LPG, Ltd.(a)	509,416
10,941	HollyFrontier Corp.	554,818
19,128	Magnolia Oil & Gas Corp., Class A(a)	240,630
119,112	Nordic American Tankers, Ltd.	586,031
22,076	Scorpio Tankers, Inc.	868,470
22,723	Teekay Tankers, Ltd., Class A(a)	544,670
18,748	World Fuel Services Corp.	814,038
		6,557,120
	Paper & Forest Products — 0.5%
15,091	Boise Cascade Co.	551,274
	Pharmaceuticals — 1.9%
38,951	Corcept Therapeutics, Inc.(a)	471,307
35,317	Innoviva, Inc.(a)	500,089
2,881	Jazz Pharmaceuticals PLC(a)	430,076
50,831	Lannett Co., Inc.(a)	448,329
20,362	Mylan NV(a)	409,276
2,673	Prestige Consumer Healthcare, Inc.(a)	108,257
		2,367,334
	Professional Services — 1.3%
7,186	Barrett Business Services, Inc.	650,046
10,661	Kforce, Inc.	423,242
22,832	TrueBlue, Inc.(a)	549,338
		1,622,626
	Real Estate Management & Development — 1.1%
21,922	Forestar Group, Inc.(a)	457,074
2,992	Jones Lang LaSalle, Inc.	520,877
8,899	RMR Group, Inc. (The), Class A	406,150
		1,384,101
	Semiconductors & Semiconductor Equipment — 4.7%
63,070	Amkor Technology, Inc.(a)	819,910
17,640	Cirrus Logic, Inc.(a)	1,453,712
11,965	Diodes, Inc.(a)	674,467
5,435	Qorvo, Inc.(a)	631,710
63,470	Rambus, Inc.(a)	874,299
15,772	SMART Global Holdings, Inc.(a)	598,390
30,129	Ultra Clean Holdings, Inc.(a)	707,128
		5,759,616
	Specialty Retail — 5.7%
3,653	Asbury Automotive Group, Inc.(a)	408,369
9,195	AutoNation, Inc.(a)	447,153
23,803	Buckle, Inc. (The)	643,633
12,145	Genesco, Inc.(a)	581,988
174,708	GNC Holdings, Inc., Class A(a)	471,712
26,617	Hibbett Sports, Inc.(a)	746,341

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialty Retail — (continued)
4,789	Lithia Motors, Inc., Class A	$703,983
29,407	Rent-A-Center, Inc.	848,098
2,552	RH(a)	544,852
13,295	Shoe Carnival, Inc.	495,638
59,138	Sportsman’s Warehouse Holdings, Inc.(a)	474,878
19,585	Zumiez, Inc.(a)	676,466
		7,043,111
	Technology Hardware, Storage & Peripherals — 0.3%
11,601	Xerox Holdings Corp.	427,729
	Thrifts & Mortgage Finance — 5.7%
17,411	Essent Group, Ltd.	905,198
6,589	Federal Agricultural Mortgage Corp., Class C	550,181
22,343	Flagstar Bancorp, Inc.	854,620
15,300	HomeStreet, Inc.(a)	520,200
64,101	MGIC Investment Corp.	908,311
47,702	Mr Cooper Group, Inc.(a)	596,752
23,736	PennyMac Financial Services, Inc.	807,973
53,673	Radian Group, Inc.	1,350,413
8,543	Walker & Dunlop, Inc.	552,561
		7,046,209
	Trading Companies & Distributors — 2.1%
28,888	BMC Stock Holdings, Inc.(a)	828,797
27,116	Foundation Building Materials, Inc.(a)	524,695
17,313	GMS, Inc.(a)	468,836
17,452	Triton International, Ltd./Bermuda	701,570
		2,523,898
	Wireless Telecommunication Services — 0.3%
11,417	U.S. Cellular Corp.(a)	413,638
	Total Common Stocks
	(Cost $107,628,502)	118,915,465

EXCHANGE TRADED FUND — 2.1%
20,275	iShares Russell 2000 Value ETF	2,606,960
	Total Exchange Traded Fund
	(Cost $2,307,593)	2,606,960

MONEY MARKET FUND — 1.0%
1,184,368	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	1,184,368
	Total Money Market Fund
	(Cost $1,184,368)	1,184,368
Total Investments — 99.8%
(Cost $111,120,463)		122,706,793
Net Other Assets (Liabilities) — 0.2%		225,383
NET ASSETS — 100.0%		$122,932,176

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund	$122,706,793	(a)	$—	$—	$122,706,793

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)

December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.